Stock Warrants (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Stock Warrants [Line Items]
Warrants outstanding					8,440,641
Exercise price (in Dollars per share)			$ 9.58
Converted warrants			7,349
Warrant liabilities (in Dollars)	$ (676)		$ 1,715		$ 2,972
Warrant [Member]
Stock Warrants [Line Items]
Warrant liabilities (in Dollars)	$ 700
Class A Common Stock [Member]
Stock Warrants [Line Items]
Warrants outstanding	5,198,420		5,198,420
Class A Common Stock [Member] | Warrant [Member]
Stock Warrants [Line Items]
Warrants outstanding	7,605		7,605
Shares issued			1.034999